UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21412
                                                    --------------

                     Wilmington Low Volatility Fund of Funds
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Robert J. Christian
                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-651-8280
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     Wilmington Low Volatility Fund of Funds

                              Financial Statements

              For the period January 1, 2004 through June 30, 2004

                     Wilmington Low Volatility Fund of Funds

                              Financial Statements

              For the period January 1, 2004 through June 30, 2004


                                    CONTENTS

Statement of Assets and Liabilities............................................1
Statement of Operations........................................................1
Statement of Change in Members' Capital........................................2
Notes to Financial Statements..................................................3

                     Wilmington Low Volatility Fund of Funds

                       Statement of Assets and Liabilities

                            June 30, 2004 (unaudited)


Assets:
  Cash                                                                  $100,145
  Deferred offering expenses                                             183,985
  Due from Advisor                                                        27,567
  Interest Receivable                                                         32
                                                                        --------
  Total assets                                                           311,729
                                                                        --------
Liabilities:
  Organizational and offering costs payable                              184,435
  Accrued expenses                                                        27,117
                                                                        --------
  Total liabilities                                                      211,552
                                                                        --------
Total net assets                                                        $100,177
                                                                        ========

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                     Wilmington Low Volatility Fund of Funds

                             Statement of Operations

        For the period January 1, 2004 through June 30, 2004 (unaudited)


Income:
Interest Income                                                        $    177
                                                                       --------
Expenses:
Audit fees                                                                2,500
Board fees                                                               15,000
Filing fees                                                               1,145
Legal fees                                                               30,463
Miscellaneous fees                                                          841
Organization expenses                                                     1,438
                                                                       --------
  Expenses before waivers and reimbursements                             51,387
Expenses reimbursed by Advisor                                          (51,387)
                                                                       --------
Net income                                                             $    177
                                                                       =========

SEE NOTES TO FINANCIAL STATEMENTS

                     Wilmington Low Volatility Fund of Funds

                     Statement of Change in Members' Capital

        For the period January 1, 2004 through June 30, 2004 (unaudited)


                                           Managing    Non Managing
                                            Member         Member       Total
                                           ------------------------------------
Members' capital, beginning of period       $95,000        $5,000      $100,000
    Net Income                                  168             9           177
                                           ------------------------------------
Members' capital, end of period             $95,168        $5,009      $100,177
                                           ====================================


SEE NOTES TO FINANCIAL STATEMENTS

                     Wilmington Low Volatility Fund of Funds

                          Notes to Financial Statements

                            June 30, 2004 (unaudited)


1.  ORGANIZATION

Wilmington Low Volatility Fund of Funds (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

The Fund's investment objective is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund pursues this objective by allocating its assets among at least 15 to 20 private investment funds (the "Private Funds") and discretionary managed accounts or special purpose vehicles created for the Fund ("Sub-Advised Accounts"), collectively, the "Underlying Funds." The Underlying Funds are managed by third party fund managers (collectively, the "Fund Managers") that invest across a range of strategies and markets. The Sub-Adviser allocates the assets of the Fund in any amount among Underlying Funds that employ one or more of the following alternative investment strategies: (i) convertible arbitrage,
(ii) fixed income arbitrage, (iii) managed futures, (iv) merger arbitrage (v) balanced long/short equities (i.e. equities hedge) and (vi) other strategies (e.g. distressed securities, private placements, capital structure arbitrage and index arbitrage).

Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation and a registered investment adviser, serves as the investment adviser to the Fund. Guidance Capital LLC ("Guidance"), a registered investment adviser, serves as the sub-adviser to the Fund and is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, subject to oversight by RSMC and the Board of Trustees (the "Board").

As of June 30, 2004, the Fund has not accepted any contributions other than the initial "seed" capital, which is held in an interest bearing escrow account. As such, the Fund has not commenced operations in accordance with its investment strategy.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States are consistently followed by the Fund.

USE OF ESTIMATES - The preparation of financial  statements,  in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

FEDERAL INCOME TAXES - The Fund intends to be treated as a partnership and not as an association taxable as a corporation for Federal income tax purposes. Accordingly, the Fund should not be subject to Federal income tax, and each Investor will be required to report on its own annual tax return such Investor's distributive share of the taxable income or loss of the Fund.

ORGANIZATIONAL AND OFFERING COSTS - Costs incurred in connection with the Fund's organization will be borne by the Fund as incurred. Initial offering costs have been deferred and will be amortized on a straight-line basis over the first twelve months of operations.

3.  MANAGEMENT AND SERVICE FEES

Pursuant to the Advisory Agreement (as amended and approved by the Board and holders of Interests on February 26, 2004) and Sub-Advisory Agreement, the Fund pays RSMC and Guidance a monthly fee computed at an annual rate of 0.75% (1.25% if no Sub-Adviser has been appointed or is serving in that capacity) and 0.50%, respectively, of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests or the Incentive Allocation (the "Management Fee"). The Management Fee will be prorated for any period that is less than a full month and adjusted for contributions to the Fund during a month.

RSMC and Guidance have contractually agreed to waive a portion of their fees such that the aggregate advisory and sub-advisory fees do not exceed 1.00%, based on the total amount of assets managed by Guidance for RSMC and its affiliates ("S/A Managed Assets"), computed on a marginal basis, as set forth on the following schedule:

                                          RSMC ANNUAL           GUIDANCE ANNUAL
      S/A MANAGED ASSETS                  FEE WAIVER            FEE WAIVER
      --------------------------------------------------------------------------
      $0 to $250 million                     0.25%                 no waiver
      $250 million to $300 million           0.15%                   0.10%
      $300 million to $500 million           0.05%                   0.20%
      Over $500 million                    no waiver                 0.25%

For each fiscal year in which an Investor has earned net profits on its Capital Account, 10% of the excess of the net profits over the Hurdle Rate and any Loss Carryforward (as described below) will be reallocated to RSMC and Guidance (the "Incentive Allocation"). The Incentive Allocation generally will be made as of the end of each fiscal year and upon the repurchase by the Fund of an Investor's Interest (or any portion thereof).

Under the Hurdle Rate provision and the Loss Carryforward provision, no Incentive Allocation will be made with respect to a particular Investor for a fiscal year unless the Hurdle Rate has been exceeded and until any net loss previously allocated to the Capital Account of such Investor has been offset by subsequent net profits. The Hurdle Rate is equal to the rolling 12-month geometric average of the 3-month U.S. Treasury bill rate as published monthly by the Federal Reserve and is adjusted pro rata for the amount of time an investor is invested in the Fund.

The Loss Carryforward is intended to create a "high water mark" on an Investor's Capital Account. The purpose of a high water mark is to set a benchmark of performance so that RSMC and Guidance do not receive an Incentive Allocation until an Investor recovers any net loss previously allocated to the Investor. If an Investor's Capital Account is reduced (as a result of a repurchase of an Investor's Interest by the Fund), the Investor's Loss Carryforward, if any, will be reduced on a PRO RATA basis.

RSMC and Guidance have agreed to waive their fees or reimburse expenses to the extent that the annual expenses of the Trust exceed 2.00% of the Trust's average monthly net assets through December 31, 2006. RSMC and Guidance shall be entitled to recover from the Fund any fees waived or reimbursed for a three year period following the end of the fiscal year in which such waiver or reimbursement occurred, if such recovery does not cause the Trust's annual expenses during such fiscal year to exceed 2.00% of the Trust's average monthly net assets. For purposes of the expense limitation, organizational costs and offering costs will be included within the definition of operating expenses. At June 30, 2004, organization costs and other expenses of the Fund of approximately $318,785 have been borne by RSMC and are subject to reimbursement by the Fund through December 31, 2006.

The Fund has retained RSMC to serve as the administrator for the Fund and, in connection therewith, RSMC provides, or arranges to provide, certain accounting, administrative and transfer agency services. In connection with these services, the Fund pays RSMC a monthly administration fee computed at the greater of the annual rate of 0.25% of the net assets of the Fund as of the last day of the month or $90,000 per calendar year. RSMC and the Fund have retained PFPC Inc. ("PFPC") to provide certain sub-administrative services, and RSMC pays a portion of its administration fee to PFPC.

The Fund's cash and securities are held under a Custodian Agreement with Wilmington Trust Company, an affiliate of RSMC. The Custodian has also retained PFPC Trust Company, an affiliate of PFPC and the Distributor to serve as sub-custodian to the Fund.

Professional Funds Distributor, LLC (the "Distributor") acts as the distributor of Interests on a best-efforts basis, subject to various conditions basis, subject to various conditions, in accordance with a distribution agreement entered into with the Fund (the "Distribution Agreement"). The Interests are being sold subject to an up-front sales charge of up to 5% ("Sales Load"), which will be deducted from the proceeds delivered for investment in Interests by the Investor. The Sales Load will be determined by the distribution and selling agreements entered into by the Fund in its discretion. The Fund intends to waive the Sales Load for all Investors who are also clients of Wilmington Trust Company and/or its affiliates. The Fund may pay for investor services, account maintenance services and other services provided by the Distributor and/or selling agents. The investor servicing fee is calculated at the annual rate of 0.25% of the net assets of the Fund as of the last day of each month. The Fund will waive this investor servicing fee for the 2004 calendar year.

In addition to the Management Fee, Incentive Allocation, and other operating expenses of the Fund, by investing in Underlying Funds indirectly through the Fund, Investors bear a proportionate share of the fees and expenses of the Underlying Funds, including advisory fees and allocations (asset-based and performance-based). Such fees and expenses are not subject to the aforementioned expense limitation.


4.  CAPITAL STRUCTURE

It is expected that the initial offering of Interests will close on or about January 2, 2005. Subsequent to the initial offering, Interests will be offered and may be purchased on the first day of each month or at such other times as may be determined by the Board of Trustees. Interests are sold only to qualified investors. The Fund reserves the right to reject any order for the purchase of an Interest and may, in its sole discretion, suspend the offering of Interests at any time.

The minimum initial investment in the Fund by an Investor is $100,000. Additional investments must be at least $25,000. Such minimums may be waived by the Fund for employees of RSMC and its affiliates.

The Fund maintains a separate Capital Account for each Investor. Capital Accounts of Investors are adjusted as of the close of business on the last day of each fiscal period for the purpose of allocating the net profit or net loss of the Fund during such fiscal period.

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion. Depending on market conditions and other factors, the Fund expects offer to repurchase Interests from Investors beginning on March 31, 2006. Thereafter, depending on market conditions and other factors, and subject to the recommendations of RSMC and Guidance, the Fund expects to offer to repurchase Interests from Investors twice each year, effective as of March 31 and September 30.

An investment in the Fund will be subject to a twelve-month lock-up period from the date of initial investment (the "Lock-Up Period"). As a result, notwithstanding the anticipation that the Fund may make an offer to repurchase interests on a semi-annual basis, an Investor will not be able to tender its Interest for redemption unless it has been an Investor for at least twelve months following the date of initial investment. Notwithstanding the foregoing, the Board, in its sole discretion, may allow an Investor to redeem its Interest prior to the expiration of the Lock-Up Period pursuant to a repurchase offer made during such Lock-Up Period. A redemption of an Investor's initial capital contribution prior to the expiration of the Lock-Up Period (assuming consent is given by the Fund) will be subject to a 1% redemption fee which is payable to RSMC and Guidance.

5.  AFFILIATED TRANSACTIONS

On December 31, 2003, RSMC and Robert J. Christian, an officer of the Fund and RSMC, contributed an aggregate of $100,000 to the Fund as seed capital. By virtue of its ownership of 25% or more of the outstanding Interests, RSMC may be deemed to control the Fund and (depending on the value of Interests then held by other Investors) may be in a position to control the outcome of voting on matters as to which Investors are entitled to vote. It is anticipated that RMSC will no longer control the Fund as of immediately after the completion of the initial offering of the Fund.


6.  RISKS AND UNCERTAINTIES

The Underlying Funds may use investment strategies that involve greater risks than the strategies used by typical investment companies, including short sales (which involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss to the
Fund), leverage and derivative transactions.

The Underlying Funds generally are not registered as investment companies under the 1940 Act and, therefore, the Fund is not entitled to the protections of the 1940 Act with respect to such Underlying Funds.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                        REGISTRANT PURCHASES OF EQUITY SECURITIES
---------------------------------------------------------------------------------------------------------------------------
                                                                                             (D) MAXIMUM NUMBER (OR
                                                         (C) TOTAL NUMBER OF SHARES    APPROXIMATE DOLLAR VALUE) OF SHARES
                   (A) TOTAL NUMBER     (B) AVERAGE      (OR UNITS) PURCHASED AS PART      (OR UNITS) THAT MAY YET BE
                    OF SHARES (OR     PRICE PAID PER    OF PUBLICLY ANNOUNCED PLANS       PURCHASED UNDER THE PLANS OR
     PERIOD       UNITS) PURCHASED    SHARE (OR UNIT)           OR PROGRAMS                          PROGRAMS
---------------------------------------------------------------------------------------------------------------------------
Month #1                None               None                     None                                None
1/1/04-1/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #2                None               None                     None                                None
2/1/04-2/29/04
---------------------------------------------------------------------------------------------------------------------------
Month #3                None               None                     None                                None
3/1/04-3/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #4                None               None                     None                                None
4/1/04-4/30/04
---------------------------------------------------------------------------------------------------------------------------
Month #5                None               None                     None                                None
5/1/04-5/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #6                None               None                     None                                None
6/1/04-6/31/04
---------------------------------------------------------------------------------------------------------------------------
Total                   None               None                     None                                None
---------------------------------------------------------------------------------------------------------------------------


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         Wilmington Low Volatility Fund of Funds
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ Robert J. Christian
                        --------------------------------------------------------
                        Robert J. Christian, President & Chief Executive Officer (principal executive officer)

Date                    August 31, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Robert J. Christian
                        --------------------------------------------------------
                        Robert J. Christian, President & Chief Executive Officer (principal executive officer)

Date                    August 31, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ John R. Giles
                         -------------------------------------------------------
                        John R. Giles, Vice President & Chief Financial Officer (principal financial officer)

Date                    August 31, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.